Accounts Receivable	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Accounts Receivable
20.
Accounts receivable

	As at December 31,
	2024	2025
	RMB’million	RMB’million
Accounts receivable	3,530	3,931
Less: loss allowance for expected credit losses	(22)	(28)
Accounts receivable, net	3,508	3,903
Ageing analysis of the accounts receivable based on invoice date:
Up to 3 months	3,102	3,495
3 to 6 months	217	318
Over 6 months	211	118
	3,530	3,931

The loss allowances for accounts receivable as at December 31, 2024 and 2025 reconciled to the opening loss allowances as follows:

	Year ended December 31,
	2024	2025
	RMB’million	RMB’million
At January 1	77	22
Provision for loss allowance recognized in income statement	17	6
Receivables written off during the year as uncollectible	(72)	-
At December 31	22	28